Income tax expenses (Details) ¥ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Composition of income tax expenses
Current income tax expense	¥ 9,010		¥ 10,437
Deferred taxation	4,025	$ 593	(910)
Income tax expenses	13,035	$ 1,920	9,527
Total tax adjustments	6,085		¥ 4,144
Undistributed earnings intended to be invested indefinitely in the PRC	¥ 131,700
KY
Composition of income tax expenses
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)	0.00%	0.00%
HK
Composition of income tax expenses
Enterprise income tax rate (as a percent)	16.50%	16.50%	16.50%
PRC
Composition of income tax expenses
Enterprise income tax rate (as a percent)	25.00%	25.00%	25.00%
Withholding income tax rate on dividends declared by PRC companies to their foreign investors (as a percent)	10.00%	10.00%
Lower withholding income tax rate on dividends declared by PRC companies to foreign investors with certain criteria met (as a percent)	5.00%	5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)	25.00%	25.00%
PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)	15.00%	15.00%
PRC | Software Enterprise
Composition of income tax expenses
Period of full exemption from income tax	2 years	2 years
Reduction in preferential tax rate during subsequent three years (as a percent)	50.00%	50.00%
Period of 50% reduction to income tax rate	3 years	3 years
PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)	10.00%	10.00%
Alibaba China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)				15.00%	15.00%
Percentage of reduction in tax rate	10.00%	10.00%		10.00%
Taobao China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Enterprise income tax rate (as a percent)				15.00%	15.00%
Preferential tax rate (as a percent)	10.00%	10.00%		10.00%
Tmall China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)				15.00%	15.00%
Percentage of reduction in tax rate	10.00%	10.00%	10.00%
Alibaba Beijing | PRC | Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)				12.50%
Period of full exemption from income tax						2 years
Reduction in preferential tax rate during subsequent three years (as a percent)						50.00%
Period of 50% reduction to income tax rate						3 years
Alibaba Beijing | PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)				12.50%
Percentage of reduction in tax rate	10.00%	10.00%